Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies (Tables)
Future minimum lease payments required under the non-cancelable operating lease
Year ending June 30,
2020	$228,000
2021	228,000
2022	228,000
2023	228,000
Thereafter	57,000
Total	$969,000